Cash and restricted cash	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and restricted cash	Cash and restricted cash
A reconciliation of cash and restricted cash in the unaudited condensed consolidated balance sheets to the amounts in the unaudited condensed consolidated statements of cash flows is as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Cash at banks	571,760	787,639
Restricted cash	27,126	159
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	598,886	787,798

Cash and restricted cash are deposited in financial institutions at the locations noted below:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	528,022	732,805
– Denominated in US$	14,542	16,433
– Denominated in Great Britain Pound (“GBP”)	81	89
– Denominated in Euro	—	109
– Denominated in Hong Kong dollars (“HKD”)	—	11
Total cash balances held in the mainland of the PRC	542,645	749,447
Financial institutions in Hong Kong
– Denominated in Hong Kong dollars (“HKD”)	13	601
– Denominated in RMB	27	27
Total cash balances held in Hong Kong	40	628
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	39,584	34,742
– Denominated in US$	204	207
Total cash balances held in Sweden	39,788	34,949
Financial institutions in the United Kingdom
– Denominated in Great Britain Pounds (“GBP”)	12,356	562
Total cash balances held in the United Kingdom	12,356	562
Financial institutions in the United States
– Denominated in US$	3,867	2,079
Total cash balances held in the United States	3,867	2,079
Financial institutions in Germany
– Denominated in Euro	190	133
Total cash balances held in Germany	190	133
Total cash balances held at financial institutions in RMB	598,886	787,798
As of December 31, 2023, the Group’s restricted cash of RMB3,513 were pledged for notes payable, and RMB23,613 restricted due to disputes on unpaid amounts to a supplier. As of June 30, 2024, the Group had restricted cash of RMB159 pledged for notes payable.